Lease (Tables)	12 Months Ended
May 31, 2023
Lessee Disclosure [Abstract]
Summary of supplemental cash flow information of the leases
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2022	2023
	US$	US$
Cash payments for the operating leases	355,284	180,157
Right-of-use assets obtained in exchange for the new operating lease liabilities	157,455	231,887

Summary of annual undiscounted cash flows for lease liabilities
A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2023 is as follows:

As of May 31, 2023
US$
Fiscal year ending
May 31, 2024	181,970
May 31, 2025	123,599
May 31, 2026	83,218
May 31, 2027	44,463
May 31, 2028	26,182
Thereafter	21,409

Total future lease payments	480,841
Less: Imputed interest	(36,899)

Present value of operating lease liabilities	443,942